NON-CONSOLIDATED FINANCIAL STATEMENTS OF THE CORPORATION - Non-consolidated and condensed balance sheets (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Current assets	$ 1,523.3	$ 1,243.2
Other assets	510.8	432.1
Total assets	10,735.0	9,843.9
Liabilities and equity
Current liabilities	1,451.7	1,327.8
Advance from the parent corporation	21.6	16.9
Long-term debt	6,468.0	5,700.5
Other liabilities	271.5	392.7
Equity attributable to shareholders	1,438.7	1,318.8
Total liabilities and equity	10,735.0	9,843.9
Parent Company
Assets
Current assets	218.8	187.0
Investments in subsidiaries at cost	705.8	618.2
Advances to subsidiaries	98.3	60.1
Convertible obligations, subordinated loans and notes receivable - subsidiaries	1,753.5	3,594.5
Other assets	331.1	325.0
Total assets	3,107.5	4,784.8
Liabilities and equity
Current liabilities	116.3	90.8
Advance from the parent corporation	21.6	16.9
Long-term debt	1,087.8	1,589.0
Advances from subsidiaries	204.8	171.2
Other liabilities	45.2	53.7
Subordinated loan and notes payable - subsidiaries	1,911.0	3,752.0
Equity attributable to shareholders	(279.2)	(888.8)
Total liabilities and equity	$ 3,107.5	$ 4,784.8